UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-4244

                             SOUND SHORE FUND, INC.
                               Two Portland Square
                              Portland, Maine 04101
                                 (207) 879-1900

                                 Leslie K. Klenk
                       Forum Administrative Services, LLC
                               Two Portland Square
                              Portland, Maine 04101

                      Date of fiscal year end: December 31

           Date of reporting period: July 1, 2004 - September 30, 2004

Item 1. Schedule of Investments

---------------------------------------------------------------------------------------------------------------------------

SOUND SHORE FUND, INC.
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)

===========================================================================================================================

                                                                                        SHARE               MARKET
                                                                                        AMOUNT               VALUE
COMMON STOCK (93.1%)
---------------------------------------------------------------------------------------------------------------------------
BANKS (6.0%)
Comerica, Inc.                                                                               661,000          $ 39,230,350
U.S. Bancorp                                                                               1,572,500            45,445,250
                                                                                                     ----------------------
                                                                                                                84,675,600
                                                                                                     ----------------------

CONSUMER DISCRETIONARY (17.6%)
Dana Corp.                                                                                 1,311,500            23,200,435
DIRECTV Group, Inc. +                                                                      1,353,000            23,799,270
Honda Motor Co., Ltd. ADR                                                                  1,163,000            28,330,680
Interpublic Group of Cos., Inc. +                                                          3,656,000            38,717,040
Liberty Media Corp., Class A +                                                             5,167,000            45,056,240
McDonald's Corp.                                                                           1,285,000            36,018,550
Time Warner, Inc. +                                                                        2,254,000            36,379,560
TRW Automotive Holdings Corp. +                                                              773,500            14,580,475
                                                                                                     ----------------------
                                                                                                               246,082,250
                                                                                                     ----------------------

CONSUMER STAPLES (1.8%)
Safeway, Inc. +                                                                            1,286,000            24,832,660
                                                                                                     ----------------------

ENERGY (14.7%)
ConocoPhillips                                                                               449,000            37,199,650
Devon Energy Corp.                                                                           609,000            43,245,090
El Paso Corp.                                                                              4,699,000            43,183,810
Halliburton Co.                                                                            1,303,500            43,914,915
Marathon Oil Corp.                                                                           942,500            38,906,400
                                                                                                     ----------------------
                                                                                                               206,449,865
                                                                                                     ----------------------

HEALTH CARE (14.0%)
Aetna, Inc.                                                                                  424,500            42,420,285
Baxter International, Inc.                                                                 1,186,500            38,157,840
Cigna Corp.                                                                                  625,500            43,553,565
Laboratory Corp. of America Holdings +                                                       875,500            38,276,860
Thermo Electron Corp. +                                                                    1,260,500            34,058,710
                                                                                                     ----------------------
                                                                                                               196,467,260
                                                                                                     ----------------------

INDUSTRIALS (10.1%)
L-3 Communications Holdings, Inc.                                                            424,000            28,408,000
SPX Corp.                                                                                  1,063,500            37,647,900
Tyco International Ltd.                                                                    1,346,000            41,268,360
Waste Management, Inc.                                                                     1,229,500            33,614,530
                                                                                                     ----------------------
                                                                                                               140,938,790
                                                                                                     ----------------------

INSURANCE (10.2%)
AMBAC Financial Group, Inc.                                                                  511,500            40,894,425
Berkshire Hathaway, Inc., Class A +                                                              724            62,734,600
Chubb Corp.                                                                                  566,000            39,778,480
                                                                                                     ----------------------

                                                                                                               143,407,505
                                                                                                     ----------------------

MATERIALS (2.6%)
Georgia-Pacific Corp.                                                                      1,028,000            36,956,600
                                                                                                     ----------------------

MORTGAGE (7.5%)
Countrywide Financial Corp.                                                                1,175,000            46,283,250
Federal Home Loan Mortgage Corp.                                                             892,500            58,226,700
                                                                                                     ----------------------
                                                                                                               104,509,950
                                                                                                     ----------------------

PHARMACEUTICALS (2.0%)
Watson Pharmaceuticals, Inc. +                                                               970,000            28,576,200
                                                                                                     ----------------------

TECHNOLOGY (3.2%)
Hewlett Packard Co.                                                                        1,240,000            23,250,000
Texas Instruments, Inc.                                                                      987,500            21,014,000
                                                                                                     ----------------------

                                                                                                                44,264,000
                                                                                                     ----------------------

TELECOMMUNICATIONS (3.4%)
CenturyTel, Inc.                                                                           1,246,500            42,680,160
Citizens Communications Co.                                                                  413,000             5,530,070
                                                                                                     ----------------------

                                                                                                                48,210,230
                                                                                                     ----------------------

TOTAL COMMON STOCK (COST $1,070,136,198)                                                                   $ 1,305,370,910
                                                                                                     ----------------------

MONEY MARKET FUNDS (6.7%)
---------------------------------------------------------------------------------------------------------------------------
CitiSM Institutional Liquid Reserves, Class A                                             69,408,750          $ 69,408,750
CitiSM Institutional Cash Reserves, Class O                                               23,796,587            23,796,587
                                                                                                     ----------------------
TOTAL MONEY MARKET FUNDS (COST $93,205,337)                                                                   $ 93,205,337
                                                                                                     ----------------------

TOTAL INVESTMENTS (99.8%) (COST $1,163,341,535)*                                                            $1,398,576,247
Other Assets less Liabilities (0.2%)                                                                             2,416,658
                                                                                                     ----------------------
Net Assets (100.0%) (39,785,814 shares outstanding)                                                         $1,400,992,905
                                                                                                     ======================
Net Asset Value (offering and redemption price per share)                                                          $ 35.21
                                                                                                     ======================

---------------------------------------------------------------------------------------------------------------------------
+ Non-income producing security.
ADR - American Depository Receipt.
*Cost for Federal income  tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation
(depreciation)  consists of:
Gross Unrealized Appreciation                                       $ 264,573,695
Gross Unrealized Depreciation                                       $ (29,338,983)
                                                              --------------------
Net Unrealized Appreciation (Depreciation)                          $ 235,234,712
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


Item 2.  Controls and Procedures.
(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
registrant's  disclosure  controls and  procedures  (as defined in rule 30a-3(c)
under the Investment  Company Act of 1940 (the "Act")) are  effective,  based on their  evaluation of these disclosure  controls and procedures  required by Rule
30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the  registrant's  internal  control over financial reporting (as defined in rule 30a-3(d)  under the Act) that occurred  during the
registrant's  last  fiscal  quarter  that  have  materially  affected,   or  are
reasonably likely to materially affect,  the registrant's  internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


SOUND SHORE FUND, INC.

By:      /s/ T. Gibbs Kane, Jr.
         __________________________
         T. Gibbs Kane, Jr., President

Date:    November 9, 2004
         __________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ T. Gibbs Kane, Jr.
         __________________________
         T. Gibbs Kane, Jr., President

Date:    November 9, 2004
         __________________________


By:      /s/ Stacey E. Hong
         __________________________
         Stacey E. Hong, Treasurer

Date:    October 29, 2004
         __________________________